SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash	$ 1,168,483	$ 1,981,765
Patents and Licenses [member]
IfrsStatementLineItems [Line Items]
Useful life, intangible assets	12 years
US and Canadian Term Deposits [Member]
IfrsStatementLineItems [Line Items]
Current investments	$ 3,307,995	$ 7,248,080
US and Canadian Term Deposits [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Investment interest rate range	4.00%
US and Canadian Term Deposits [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Investment interest rate range	4.20%